Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 01, 2021 CNY (¥)	Apr. 01, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Nov. 30, 2020	Mar. 29, 2019 USD ($)	Mar. 28, 2019 USD ($)
Related Party Transaction [Line Items]
Debt Instrument Interest Rate									3.60%
Repurchase of ordinary shares, Value | ¥								¥ 33,316
Other income related party			¥ 199	$ 31	¥ (887)	¥ (883)
Preferred Stock | Series A Plus Preferred Stock
Related Party Transaction [Line Items]
Repurchase of ordinary shares, Shares | shares						20,222	124,985
Repurchase of ordinary shares, Value | ¥						¥ 1,294	¥ 1,500
Yusheng Han
Related Party Transaction [Line Items]
Debt Instrument Face Amount | $										$ 5,500
Debt Instrument Interest Rate										4.50%
Shaokun Chuai
Related Party Transaction [Line Items]
Debt Instrument Face Amount | $											$ 2,500
Debt Instrument Interest Rate											4.50%
BRT Bio Tech Limited | Common Stock
Related Party Transaction [Line Items]
Repurchase of ordinary shares, Shares | shares							31,246
Guangzhou Burning Rock Biological Engineering Co., Ltd
Related Party Transaction [Line Items]
Total Contract Amount of Equipment Usage Service Related Party	¥ 997	$ 156
Other income related party			¥ 441	$ 69